Investment Portfolio	as of February 29, 2020 (Unaudited)

DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Loan Participations and Assignments 91.9%
Senior Loans **
Communication Services 14.5%
Altice Financing SA, First Lien Term Loan, 1-month USD-LIBOR + 2.750%, 4.389%, 1/31/2026	1,259,739	1,218,016
Avaya, Inc., Term Loan B, 1-month USD-LIBOR + 4.250%, 5.9%, 12/15/2024	480,228	458,618
CenturyLink, Inc., Term Loan B, 1-month USD-LIBOR + 2.250%, 3.853%, 3/15/2027	2,992,000	2,910,977
Clear Channel Outdoor Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.500%, 5.103%, 8/21/2026	1,112,213	1,101,786
Cogeco Communications (USA) II LP, First Lien Term Loan, 1-month USD-LIBOR + 2.000%, 3.603%, 1/3/2025	1,232,267	1,213,783
Colorado Buyer, Inc.:
Term Loan B, 1-month USD-LIBOR + 3.000%, 4.66%, 5/1/2024	254,914	217,889
Second Lien Term Loan, 1-month USD-LIBOR + 7.250%, 8.91%, 5/1/2025	215,000	119,684
Consolidated Communications, Inc., Term Loan B, 1-month USD-LIBOR + 3.000%, 4.61%, 10/4/2023	488,093	463,078
CSC Holdings LLC:
First Lien Term Loan, 1-month USD-LIBOR + 2.250%, 3.909%, 7/17/2025	1,768,350	1,752,125
Term Loan, 1-month USD-LIBOR + 2.250%, 3.909%, 1/15/2026	299,244	295,692
Intelsat Jackson Holdings SA, Term Loan B3, 6-month USD-LIBOR + 3.750%, 5.682%, 11/27/2023	2,250,000	2,226,555
ION Media Networks, Inc., Term Loan B, 1-month USD-LIBOR + 3.000%, 4.625%, 12/18/2024	1,183,860	1,172,761
Level 3 Financing, Inc., Term Loan B, 1-month USD-LIBOR + 1.750%, 3.353%, 3/1/2027	725,255	710,750
Mission Broadcasting, Inc., Term Loan B3, 1-month USD-LIBOR + 2.250%, 3.905%, 1/17/2024	63,475	63,245
NASCAR Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 2.750%, 4.389%, 10/19/2026	212,314	211,571
Nexstar Broadcasting, Inc., Term Loan B3, 1-month USD-LIBOR + 2.250%, 3.853%, 1/17/2024	283,687	282,660
Sprint Communications, Inc., First Lien Term Loan B, 1-month USD-LIBOR + 2.500%, 4.125%, 2/2/2024	2,983,796	2,961,418
Telesat Canada, Term Loan B5, 1-month USD-LIBOR + 2.750%, 4.36%, 12/7/2026	3,950,000	3,900,625
Univision Communications, Inc., Term Loan, 1-month USD-LIBOR + 2.750%, 4.353%, 3/15/2024	1,080,252	1,042,983
Virgin Media Bristol LLC, Term Loan N, 1-month USD-LIBOR + 2.500%, 4.159%, 1/31/2028	2,357,877	2,324,478
Windstream Services LLC:
Term Loan B7, Prime Rate + 4.250%, 9.0%, 2/17/2024	244,056	220,870
Term Loan B6, Prime Rate + 5.000%, 9.75%, 3/29/2021	284,398	256,670
Zayo Group LLC, Term Loan, 1-month USD-LIBOR + 2.250%, 3.853%, 1/19/2024	2,420,199	2,422,087
Ziggo Financing Partnership, Term Loan I, 1-month USD-LIBOR + 2.500%, 4.159%, 4/30/2028	1,310,000	1,273,975
		28,822,296
Consumer Discretionary 16.7%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1-month USD-LIBOR + 1.750%, 3.353%, 11/19/2026	1,979,368	1,949,677
Abercrombie & Fitch Management Co., Term Loan B1, 1-month USD-LIBOR + 3.500%, 5.14%, 8/7/2021	613,634	612,867
Academy Ltd., Term Loan B, 1-month USD-LIBOR + 4.000%, 5.655%, 7/1/2022	452,690	361,774
AMC Entertainment Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.000%, 4.61%, 4/22/2026	818,812	794,764
American Axle and Manufacturing, Inc., Term Loan B, 1-month USD-LIBOR + 2.250%, 3.88%, 4/6/2024	557,698	545,150
Bass Pro Group LLC, Term Loan B, 1-month USD-LIBOR + 5.000%, 6.603%, 9/25/2024	1,177,236	1,130,146
Belron Finance U.S. LLC:
Term Loan B, 3-month USD-LIBOR + 2.250%, 3.992%, 11/7/2024	662,396	658,256
Term Loan B, 3-month USD-LIBOR + 2.500%, 4.27%, 10/30/2026	330,000	329,279
BJ's Wholesale Club, Inc., First Lien Term Loan, 1-month USD-LIBOR + 2.250%, 3.903%, 2/3/2024	570,197	566,989
Boyd Gaming Corp., Term Loan B3, 1-week USD LIBOR + 2.250%, 3.829%, 9/15/2023	404,820	400,772
Caesars Entertainment Operating Co., Term Loan, 1-month USD-LIBOR + 2.000%, 3.603%, 10/7/2024	1,304,595	1,301,059
Caesars Resort Collection LLC, First Lien Term Loan B, 1-month USD-LIBOR + 2.750%, 4.353%, 12/23/2024	1,576,575	1,529,278
Cineworld Ltd, Incremental Term Loan, USD LIBOR + 3.000%, 2/7/2027 (a)	492,000	461,250
Crown Finance U.S., Inc.:
Term Loan, 1-month USD-LIBOR + 2.250%, 3.853%, 2/28/2025	2,174,343	2,021,759
Term Loan, 1-month USD-LIBOR + 2.500%, 4.103%, 9/30/2026	299,250	279,175
Delta 2 (LUX) S.a.r.l., Term Loan, 1-month USD-LIBOR + 2.500%, 4.103%, 2/1/2024	2,117,900	2,051,716
Eldorado Resorts LLC:
Term Loan B, 1-month USD-LIBOR + 2.250%, 3.875%, 4/17/2024	145,862	145,589
Term Loan B, 1-month USD-LIBOR + 2.250%, 3.938%, 4/17/2024	43,739	43,657
Fitness International LLC, Term Loan B, 1-month USD-LIBOR + 3.250%, 4.853%, 4/18/2025	425,716	422,525
Harbor Freight Tools U.S.A., Inc., Term Loan B, 1-month USD-LIBOR + 2.500%, 4.103%, 8/18/2023	323,345	308,190
IAA, Inc., Term Loan B, 1-month USD-LIBOR + 2.250%, 3.875%, 6/28/2026	452,790	452,224
J. Crew Group, Inc.:
Term Loan, 1-month USD-LIBOR + 3.220%, 4.823%, 3/5/2021	255,032	224,269
Term Loan, 3-month USD-LIBOR + 3.220%, 4.997%, 3/5/2021	60,467	53,173
Term Loan, 3-month USD-LIBOR + 3.220%, 5.181%, 3/5/2021	96,781	85,107
J.C. Penney Corp., Inc., Term Loan B, 3-month USD-LIBOR + 4.250%, 5.863%, 6/23/2023	403,421	348,203
Jeld-Wen, Inc., First Lien Term Loan, 3-month USD-LIBOR + 2.000%, 3.945%, 12/14/2024	332,240	331,565
KAR Auction Services, Inc., Term Loan B6, 1-month USD-LIBOR + 2.250%, 3.938%, 9/19/2026	455,270	452,425
Lands' End, Inc., Term Loan B, 1-month USD-LIBOR + 3.250%, 4.853%, 4/2/2021	419,980	409,481
Midas Intermediate Holdco II LLC, Term Loan B, 3-month USD-LIBOR + 2.750%, 4.697%, 8/18/2021	973,210	959,828
Mister Car Wash Holdings, Inc.:
Delayed Draw Term Loan, 1-month USD LIBOR + 3.250%, 3.862%, 5/14/2026	20,878	20,617
Term Loan B, 1-month USD LIBOR + 3.250%, 3.862%, 5/14/2026	415,486	410,295
Neiman Marcus Group Ltd., LLC, Term Loan, 1-month USD-LIBOR + 6.000%, 7.666%, 10/25/2023	520,026	404,505
NEP/NCP Holdco, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.250%, 4.853%, 10/20/2025	787,050	737,206
Nielsen Finance LLC, Term Loan B4, 1-month USD-LIBOR + 2.000%, 3.671%, 10/4/2023	1,655,945	1,644,047
Numericable Group SA, Term Loan B11, 1-month USD-LIBOR + 2.750%, 4.353%, 7/31/2025	1,249,187	1,207,027
Panther BF Aggregator 2 LP, Term Loan B, 1-month USD-LIBOR + 3.500%, 5.103%, 4/30/2026	648,375	632,976
Petco Animal Supplies, Inc., Term Loan B, 3-month USD-LIBOR + 3.250%, 5.027%, 1/26/2023	784,525	629,582
PetSmart, Inc., Term Loan, 1-month USD-LIBOR + 4.000%, 5.66%, 3/11/2022	675,012	668,589
PUG LLC, Term Loan, USD LIBOR + 3.500%, 1/29/2027 (a)	952,381	900,000
Scientific Games International, Inc.:
Term Loan B5, 1-month USD-LIBOR + 2.750%, 4.353%, 8/14/2024	251,752	244,908
Term Loan B5, 2-month USD-LIBOR + 2.750%, 4.369%, 8/14/2024	1,022,333	994,541
Springer Nature Deutschland GmbH, Term Loan B16, 1-month USD-LIBOR + 3.500%, 5.103%, 8/14/2024	749,453	752,634
SRAM LLC:
Term Loan B, 1-month USD-LIBOR + 2.750%, 4.353%, 3/15/2024	859,154	861,658
Term Loan B, Prime Rate + 1.750%, 6.5%, 3/15/2024	29,356	29,442
Tenneco, Inc., Term Loan B, 1-month USD-LIBOR + 3.000%, 4.603%, 10/1/2025	1,136,903	1,070,110
The Stars Group Holdings BV, Term Loan, 3-month USD-LIBOR + 3.500%, 5.445%, 7/10/2025	626,498	626,300
Verscend Holding Corp., Term Loan B, 1-month USD-LIBOR + 4.500%, 6.103%, 8/27/2025	761,134	759,707
Wand NewCo 3, Inc., Term Loan, 1-month USD-LIBOR + 3.000%, 4.603%, 2/5/2026	651,725	641,134
William Morris Endeavor Entertainment LLC:
First Lien Term Loan, 1-month USD-LIBOR + 2.750%, 4.36%, 5/18/2025	398,969	387,165
First Lien Term Loan, 3-month USD-LIBOR + 2.750%, 4.37%, 5/18/2025	354,308	343,826
		33,196,416
Consumer Staples 2.9%
Aramark Services, Inc., Term Loan B4, 1-month USD-LIBOR + 1.750%, 3.353%, 1/15/2027	460,000	457,990
Golden Nugget, Inc.:
Term Loan B, 1-month USD-LIBOR + 2.500%, 4.103%, 10/4/2023	717,822	706,158
Term Loan B, 1-month USD-LIBOR + 2.500%, 4.139%, 10/4/2023	609,567	599,662
Hostess Brands LLC:
Term Loan, 1-month USD-LIBOR + 2.250%, 3.853%, 8/3/2025	377,462	372,509
Term Loan, 2-month USD-LIBOR + 2.250%, 4.012%, 8/3/2025	3,513	3,467
Term Loan, 3-month USD-LIBOR + 2.250%, 4.013%, 8/3/2025	176,149	173,838
Term Loan, 3-month USD-LIBOR + 2.250%, 4.027%, 8/3/2025	844,430	833,352
JBS USA Lux SA, Term Loan B, 1-month USD-LIBOR + 2.000%, 3.603%, 5/1/2026	1,213,219	1,197,301
TKC Holdings, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.750%, 5.36%, 2/1/2023	762,358	723,859
Weight Watchers International, Inc., Term Loan B, 3-month USD-LIBOR + 4.750%, 6.72%, 11/29/2024	810,997	811,674
		5,879,810
Energy 1.9%
Buckeye Partners LP, Term Loan B, 1-month USD-LIBOR + 2.750%, 4.405%, 11/1/2026	930,000	921,477
Eastern Power LLC, Term Loan B, 1-month USD-LIBOR + 3.750%, 5.353%, 10/2/2025	952,670	942,548
Gulf Finance LLC:
Term Loan B, 1-month USD-LIBOR + 5.250%, 6.91%, 8/25/2023	215,111	163,699
Term Loan B, 3-month USD-LIBOR + 5.250%, 7.2%, 8/25/2023	128,950	98,131
Lower Cadence Holdings LLC, Term Loan B, 1-month USD-LIBOR + 4.000%, 5.603%, 5/22/2026	741,275	699,119
NorthRiver Midstream Finance LP, Term Loan B, 3-month USD-LIBOR + 3.250%, 5.159%, 10/1/2025	385,125	380,072
Peabody Energy Corp., Term Loan, 1-month USD-LIBOR + 2.750%, 4.353%, 3/31/2025	400,000	274,000
Seadrill Partners Finco LLC, Term Loan B, 3-month USD-LIBOR + 6.000%, 7.945%, 2/21/2021	715,896	228,371
		3,707,417
Financials 5.3%
AmeriLife Group, LLC:
Delayed Draw Term Loan, USD LIBOR + 4.000%, 2/5/2027 (a)	49,587	49,339
Term Loan, USD LIBOR + 4.000%, 2/6/2027 (a)	386,777	384,843
AmWINS Group, Inc.:
Term Loan B, 1-month USD-LIBOR + 2.750%, 4.353%, 1/25/2024	1,411,730	1,408,201
Term Loan B, 1-month USD-LIBOR + 2.750%, 4.416%, 1/25/2024	281,943	281,238
Asurion LLC:
Term Loan B4, 1-month USD-LIBOR + 3.000%, 4.603%, 8/4/2022	720,448	715,045
Term Loan B6, 1-month USD-LIBOR + 3.000%, 4.603%, 11/3/2023	1,109,842	1,101,984
Second Lien Term Loan, 1-month USD-LIBOR + 6.500%, 8.103%, 8/4/2025	780,000	783,900
Brand Energy & Infrastructure Services, Inc.:
Term Loan, 3-month USD-LIBOR + 4.250%, 6.056%, 6/21/2024	598,760	587,832
Term Loan, 3-month USD-LIBOR + 4.250%, 6.124%, 6/21/2024	530,835	521,147
Broadstreet Partners, Inc., Term Loan B, 1-month USD-LIBOR + 3.250%, 4.866%, 1/27/2027	264,000	262,597
Deerfield Dakota Holding LLC, Term Loan B, 1-month USD-LIBOR + 3.250%, 4.853%, 2/13/2025	524,660	524,167
Edelman Financial Center LLC, First Lien Term Loan, 1-month USD-LIBOR + 3.250%, 4.879%, 7/21/2025	371,250	365,915
Forterra Finance LLC, Term Loan B, 1-month USD-LIBOR + 3.000%, 4.603%, 10/25/2023	600,597	581,828
Hub International Ltd.:
Term Loan B, 2-month USD-LIBOR + 2.750%, 4.387%, 4/25/2025	60,418	58,946
Term Loan B, 3-month USD-LIBOR + 2.750%, 4.52%, 4/25/2025	3,232	3,154
Term Loan B, 2-month USD-LIBOR + 2.750%, 4.551%, 4/25/2025	1,270,320	1,239,362
LPL Holdings, Inc., Term Loan B1, 1-month USD-LIBOR + 1.750%, 3.363%, 11/12/2026	858,062	858,779
Sedgwick Claims Management Services, Inc., Term Loan B, 1-month USD-LIBOR + 3.250%, 4.853%, 12/31/2025	762,300	747,054
		10,475,331
Health Care 7.5%
Acadia Healthcare Co., Inc.:
Term Loan B3, 1-month USD-LIBOR + 2.500%, 4.103%, 2/11/2022	463,804	462,837
Term Loan B4, 1-month USD-LIBOR + 2.500%, 4.103%, 2/16/2023	1,826,351	1,822,543
Bausch Health Companies, Inc., Term Loan B, 1-month USD-LIBOR + 3.000%, 4.659%, 6/2/2025	3,596,571	3,581,735
Elanco Animal Health, Inc., Term Loan B, USD LIBOR + 1.750%, 2/4/2027 (a)	921,000	913,324
Endo Luxembourg Finance Company I S.a r.l., Term Loan B, 1-month USD-LIBOR + 4.250%, 5.875%, 4/29/2024	1,114,988	1,070,154
Envision Healthcare Corp., First Lien Term Loan, 1-month USD-LIBOR + 3.750%, 5.353%, 10/10/2025	1,047,360	849,933
Gentiva Health Services, Inc., Term Loan, 1-month USD-LIBOR + 3.250%, 4.875%, 7/2/2025	693,650	689,314
Grifols Worldwide Operations U.S.A., Inc., Term Loan B, 1-week USD LIBOR + 2.000%, 3.579%, 11/15/2027	833,333	827,658
Horizon Therapeutics U.S.A., Inc., Term Loan B, 1-month USD-LIBOR + 2.250%, 3.938%, 5/22/2026	600,291	600,480
IQVIA, Inc., Term Loan B2, 3-month USD-LIBOR + 1.750%, 3.695%, 1/17/2025	541,605	538,445
Kindred Healthcare LLC, First Lien Term Loan, 1-month USD-LIBOR + 5.000%, 6.625%, 7/2/2025	510,000	503,625
Mallinckrodt International Finance SA, Term Loan B, 3-month USD-LIBOR + 2.750%, 4.695%, 9/24/2024	1,010,155	904,089
MPH Acquisition Holdings LLC, Term Loan B, 3-month USD-LIBOR + 2.750%, 4.695%, 6/7/2023	851,741	813,766
Ortho-Clinical Diagnostics SA, Term Loan B, 1-month USD-LIBOR + 3.250%, 4.905%, 6/30/2025	500,000	477,500
Parexel International Corp., Term Loan B, 1-month USD-LIBOR + 2.750%, 4.353%, 9/27/2024	962,759	937,886
		14,993,289
Industrials 19.8%
Advantage Sales & Marketing, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.250%, 4.853%, 7/23/2021	430,252	417,613
Aleris International, Inc., Term Loan, 1-month USD-LIBOR + 4.750%, 6.353%, 2/27/2023	492,500	492,424
Allegiant Travel Co., Term Loan, 3-month USD-LIBOR + 3.000%, 4.707%, 2/5/2024	500,000	475,000
Altra Industrial Motion Corp., Term Loan B, 1-month USD-LIBOR + 2.000%, 3.603%, 10/1/2025	777,552	772,207
Amentum Government Services Holdings LLC, Term Loan B, 3-month USD-LIBOR + 4.000%, 5.762%, 2/1/2027	660,000	659,726
American Airlines, Inc., First Lien Term Loan, 1-month USD-LIBOR + 1.750%, 3.353%, 1/29/2027	1,913,491	1,821,165
AVSC Holding Corp.:
First Lien Term Loan, 1-month USD-LIBOR + 3.250%, 4.905%, 3/3/2025	194,730	179,152
First Lien Term Loan, 3-month USD-LIBOR + 3.250%, 4.954%, 3/3/2025	195,646	179,995
First Lien Term Loan, 3-month USD-LIBOR + 3.250%, 5.211%, 3/3/2025	9,926	9,132
Beacon Roofing Supply, Inc., Term Loan B, 1-month USD-LIBOR + 2.250%, 3.853%, 1/2/2025	717,182	704,183
BrightView Landscapes LLC:
First Lien Term Loan B, 1-month USD-LIBOR + 2.500%, 4.125%, 8/15/2025	297,347	295,117
First Lien Term Loan B, 1-month USD-LIBOR + 2.500%, 4.188%, 8/15/2025	360,854	358,147
Camelot U.S. Acquisition 1 Co.:
Term Loan, USD LIBOR + 3.250%, 10/30/2026 (a)	277,000	276,307
Term Loan B, 1-month USD-LIBOR + 3.250%, 4.853%, 10/31/2026	1,000,000	997,500
Clark Equipment Co., Term Loan B, 3-month USD-LIBOR + 1.750%, 3.695%, 5/18/2024	366,364	363,274
Covia Holdings Corp., Term Loan, 3-month USD-LIBOR + 4.000%, 5.874%, 6/1/2025	572,738	433,276
Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, 1-month USD-LIBOR + 2.750%, 4.353%, 8/21/2025	582,625	573,886
DiscoverOrg, LLC:
Term Loan B, USD LIBOR + 4.000%, 2/2/2026 (a)	273,000	273,172
First Lien Term Loan, 1-month USD-LIBOR + 4.000%, 5.603%, 2/2/2026	273,000	273,019
Dynasty Acquisition Co., Inc.:
Term Loan B1, 3-month USD-LIBOR + 3.500%, 5.213%, 4/6/2026	1,183,713	1,163,737
Term Loan B2, 3-month USD-LIBOR + 3.500%, 5.213%, 4/6/2026	634,522	623,815
EWT Holdings III Corp., Term Loan, 1-month USD-LIBOR + 2.750%, 4.353%, 12/20/2024	1,557,873	1,552,685
Filtration Group Corp., First Lien Term Loan, 1-month USD-LIBOR + 3.000%, 4.603%, 3/29/2025	598,790	596,096
Flexential Intermediate Corp., First Lien Term Loan, 3-month USD-LIBOR + 3.500%, 5.445%, 8/1/2024	439,382	362,857
Garda World Security Corp., First Lien Term Loan B, 3-month USD-LIBOR + 4.750%, 6.39%, 10/30/2026	635,535	634,541
Gardner Denver, Inc., Term Loan B, 1-month USD-LIBOR + 2.750%, 4.353%, 7/30/2024	1,792,130	1,767,488
Gates Global LLC, Term Loan B, 1-month USD-LIBOR + 2.750%, 4.353%, 4/1/2024	2,978,094	2,932,797
GFL Environmental Inc.:
Term Loan B, 1-month USD-LIBOR + 3.000%, 4.603%, 5/30/2025	1,009,494	993,448
Term Loan B, Prime Rate + 2.000%, 6.75%, 5/30/2025	483,194	475,513
Granite Generation LLC:
Term Loan B, 1-month USD-LIBOR + 3.750%, 5.353%, 11/9/2026	850,000	839,906
Term Loan B, 3-month USD-LIBOR + 3.750%, 5.695%, 11/9/2026	150,000	148,219
H.B. Fuller Co., Term Loan B, 1-month USD-LIBOR + 2.000%, 3.647%, 10/20/2024	816,068	808,675
Infor (U.S.), Inc., Term Loan B6, 3-month USD-LIBOR + 2.750%, 4.695%, 2/1/2022	883,820	880,285
Ingersoll-Rand Services Co., Term Loan, 1-month USD LIBOR + 1.750%, 3.353%, 3/1/2027	810,000	798,862
Kenan Advantage Group, Inc.:
Term Loan, 1-month USD-LIBOR + 3.000%, 4.603%, 7/31/2022	817,149	812,385
Term Loan B, 1-month USD-LIBOR + 3.000%, 4.603%, 7/31/2022	224,939	223,628
Maxar Technologies Ltd., Term Loan B, 1-month USD-LIBOR + 2.750%, 4.36%, 10/4/2024	382,076	360,107
NCI Building Systems, Inc., Term Loan, 1-month USD-LIBOR + 3.750%, 5.408%, 4/12/2025	391,030	381,254
Prime Security Services Borrower LLC, Term Loan B1, 1-month USD-LIBOR + 3.250%, 4.912%, 9/23/2026	874,336	853,570
Quikrete Holdings, Inc., First Lien Term Loan, 1-month USD-LIBOR + 2.500%, 4.103%, 2/1/2027	3,161,103	3,113,686
Sabre GLBL, Inc., Term Loan B, 1-month USD-LIBOR + 2.000%, 3.603%, 2/22/2024	556,819	536,403
SRS Distribution, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.000%, 4.603%, 5/23/2025	758,450	738,859
Staples, Inc., 7 Year Term Loan, 1-month USD-LIBOR + 5.000%, 6.655%, 4/16/2026	1,050,230	1,022,924
Titan Acquisition Ltd., Term Loan B, 1-month USD-LIBOR + 3.000%, 4.603%, 3/28/2025	749,408	702,881
TransDigm, Inc.:
Term Loan E, 1-month USD-LIBOR + 2.250%, 3.853%, 5/30/2025	3,216,500	3,149,162
Term Loan F, 1-month USD-LIBOR + 2.250%, 3.853%, 12/9/2025	2,037,214	1,996,470
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 3-month USD-LIBOR + 5.000%, 6.945%, 5/29/2026	508,725	394,580
Welbilt, Inc., Term Loan B, 1-month USD-LIBOR + 2.500%, 4.103%, 10/23/2025	1,161,802	1,132,757
		39,551,885
Information Technology 11.4%
Almonde, Inc.:
First Lien Term Loan, 2-month USD-LIBOR + 3.500%, 5.277%, 6/13/2024	229,388	219,495
First Lien Term Loan, 6-month USD-LIBOR + 3.500%, 5.277%, 6/13/2024	1,485,802	1,421,727
Second Lien Term Loan, 3-month USD-LIBOR + 7.250%, 9.027%, 6/13/2025	571,428	548,931
Banff Merger Sub, Inc., Term Loan B, 1-month USD-LIBOR + 4.250%, 5.853%, 10/2/2025	1,237,500	1,192,641
Cabot Microelectronics Corp., Term Loan B1, 1-month USD-LIBOR + 2.000%, 3.625%, 11/17/2025	452,224	451,093
CCC Information Services, Inc., First Lien Term Loan, 1-month USD-LIBOR + 2.750%, 4.36%, 4/29/2024	2,228,800	2,215,806
Change Healthcare Holdings LLC, Term Loan B, 1-month USD-LIBOR + 2.500%, 4.103%, 3/1/2024	2,592,581	2,548,831
Dell International LLC, Term Loan B, 1-month USD-LIBOR + 2.000%, 3.61%, 9/19/2025	570,697	565,170
Diebold, Inc., Term Loan B, 1-month USD-LIBOR + 2.750%, 4.438%, 11/6/2023	393,620	370,987
Informatica LLC, Term Loan B, USD LIBOR + 3.250%, 2/25/2027 (a)	1,075,000	1,056,187
Kronos, Inc.:
Term Loan B, 3-month USD-LIBOR + 3.000%, 4.763%, 11/1/2023	2,355,470	2,342,963
Second Lien Term Loan, 3-month USD-LIBOR + 8.250%, 10.013%, 11/1/2024	500,000	504,375
MA FinanceCo., LLC, Term Loan B3, 1-month USD-LIBOR + 2.500%, 4.103%, 6/21/2024	135,653	129,209
McAfee LLC, Term Loan B, 1-month USD-LIBOR + 3.750%, 5.353%, 9/30/2024	595,477	591,571
Presidio, Inc., Term Loan B, 2-month USD-LIBOR + 3.500%, 5.28%, 1/22/2027	239,000	236,311
Refinitiv U.S. Holdings, Inc., Term Loan, 1-month USD-LIBOR + 3.250%, 4.853%, 10/1/2025	1,217,700	1,216,683
Riverbed Technology, Inc., Term Loan, 1-month USD-LIBOR + 3.250%, 4.86%, 4/24/2022	414,583	378,423
Seattle Spinco, Inc., Term Loan B3, 1-month USD-LIBOR + 2.500%, 4.103%, 6/21/2024	916,096	872,581
Sophos Group PLC, USD Term Loan, USD LIBOR + 3.500%, 1/15/2027 (a)	126,000	124,268
SS&C Technologies Holdings Europe S.a.r.l., Term Loan B4, 1-month USD-LIBOR + 1.750%, 3.353%, 4/16/2025	299,759	296,595
SS&C Technologies, Inc.:
Term Loan B3, 1-month USD-LIBOR + 1.750%, 3.353%, 4/16/2025	420,084	415,650
Term Loan B5, 1-month USD-LIBOR + 1.750%, 3.353%, 4/16/2025	1,162,847	1,151,655
Tempo Acquisition LLC, Term Loan, 1-month USD-LIBOR + 2.750%, 4.353%, 5/1/2024	2,432,600	2,407,520
Verifone Systems, Inc., First Lien Term Loan, 3-month USD-LIBOR + 4.000%, 5.695%, 8/20/2025	1,239,873	1,201,127
VS Buyer LLC, Term Loan B, USD LIBOR + 3.250%, 2/28/2027 (a)	258,397	256,136
		22,715,935
Materials 10.6%
Altium Packaging LLC, Term Loan B, 1-month USD-LIBOR + 3.000%, 4.4603%, 6/14/2026	494,000	491,530
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 3-month USD-LIBOR + 1.750%, 3.695%, 6/1/2024	452,453	444,723
BWAY Holding Co., Term Loan B, 3-month USD-LIBOR + 3.250%, 5.084%, 4/3/2024	2,244,125	2,156,223
Consolidated Container Co., LLC, First Lien Term Loan, 1-month USD-LIBOR + 2.750%, 4.353%, 5/22/2024	821,142	814,643
CPG International, Inc., Term Loan, 3-month USD-LIBOR + 3.750%, 5.933%, 5/5/2024	475,913	473,831
Diamond (BC) BV:
Term Loan, 1-month USD-LIBOR + 3.000%, 4.603%, 9/6/2024	2,168	2,084
Term Loan, 3-month USD-LIBOR + 3.000%, 4.777%, 9/6/2024	847,832	814,978
Flex Acquisition Co., Inc.:
First Lien Term Loan, 1-month USD-LIBOR + 3.000%, 4.655%, 12/29/2023	26,931	25,820
First Lien Term Loan, 3-month USD-LIBOR + 3.000%, 4.909%, 12/29/2023	717,480	687,884
Ineos U.S. Finance LLC, Term Loan B, 1-month USD-LIBOR + 2.000%, 3.603%, 4/1/2024	611,228	602,442
Innophos, Inc., Term Loan B, 3-month USD-LIBOR + 3.750%, 5.421%, 2/4/2027	220,000	218,625
Messer Industries GmbH, Term Loan, 3-month USD-LIBOR + 2.500%, 4.445%, 3/1/2026	595,500	586,940
Minerals Technologies, Inc.:
Term Loan B, 1-month USD-LIBOR + 2.250%, 3.88%, 2/14/2024	731,672	734,642
Term Loan B, 1-month USD-LIBOR + 2.250%, 3.91%, 2/14/2024	72,244	72,537
Term Loan B, 3-month USD-LIBOR + 2.250%, 4.19%, 2/14/2024	120,407	120,896
New Arclin U.S. Holding Corp., Term Loan, 1-month USD-LIBOR + 3.500%, 5.103%, 2/14/2024	493,801	487,629
Reynolds Consumer Products, Inc., Term Loan, 3-month USD-LIBOR + 1.750%, 3.501%, 2/4/2027	450,000	445,993
Reynolds Group Holdings, Inc., Term Loan, 1-month USD-LIBOR + 2.750%, 4.353%, 2/5/2023	3,978,667	3,949,662
Starfruit Finco BV, Term Loan B, 1-month USD-LIBOR + 3.000%, 4.671%, 10/1/2025	3,404,383	3,302,252
The Chemours Co., Term Loan B, 1-month USD-LIBOR + 1.750%, 3.36%, 4/3/2025	595,455	569,034
Tronox Finance LLC:
Term Loan B, 1-month USD-LIBOR + 2.750%, 4.353%, 9/23/2024	1,477,091	1,446,072
Term Loan B, 3-month USD-LIBOR + 2.750%, 4.695%, 9/23/2024	1,042,247	1,020,359
U.S. Silica Co., Term Loan B, 1-month USD-LIBOR + 4.000%, 5.625%, 5/1/2025	835,091	684,077
Univar, Inc., Term Loan B, 1-month USD-LIBOR + 2.250%, 3.853%, 7/1/2024	994,064	982,881
		21,135,757
Utilities 1.3%
Astoria Energy LLC, Term Loan B, 1-month USD-LIBOR + 4.000%, 5.61%, 12/24/2021	793,548	793,881
Calpine Corp.:
Term Loan B10, 1-month USD-LIBOR + 2.000%, 3.603%, 8/12/2026	497,468	490,421
Term Loan B5, 3-month USD-LIBOR + 2.250%, 4.2%, 1/15/2024	1,079,640	1,064,795
Lonestar II Generation Holdings LLC:
Term Loan B, 1-month USD-LIBOR + 5.000%, 6.603%, 4/20/2026	216,072	216,612
Term Loan C, 1-month USD-LIBOR + 5.000%, 6.603%, 4/20/2026	26,053	26,119
		2,591,828
Total Loan Participations and Assignments (Cost $187,324,538)		183,069,964
Corporate Bonds 2.7%
Communication Services 1.7%
CenturyLink, Inc., 144A, 4.0%, 2/15/2027	625,000	628,062
CommScope, Inc., 144A, 5.5%, 3/1/2024	730,000	742,848
Diamond Sports Group LLC, 144A, 5.375%, 8/15/2026	326,000	300,579
Front Range Bidco, Inc., 144A, 4.0%, 3/1/2027 (c)	465,000	455,119
iHeartCommunications, Inc., 8.375%, 5/1/2027	96,976	105,311
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027	350,000	368,060
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029	700,000	718,410
		3,318,389
Consumer Discretionary 0.6%
American Builders & Contractors Supply Co., Inc., 144A, 4.0%, 1/15/2028	2,000	1,953
Panther BF Aggregator 2 LP, 144A, 6.25%, 5/15/2026	50,000	51,360
PetSmart, Inc., 144A, 5.875%, 6/1/2025	501,000	504,156
United Rentals North America, Inc., 6.5%, 12/15/2026	630,000	671,769
		1,229,238
Materials 0.4%
OCI NV, 144A, 5.25%, 11/1/2024	700,000	714,000
Total Corporate Bonds (Cost $5,301,460)		5,261,627
	Shares	Value ($)
Common Stocks 0.0%
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. *	22,247	46,051
iHeartMedia, Inc. "A" *	1,111	16,787
		62,838
Information Technology 0.0%
Answers Corp. * (b)	2,219	1,094
Total Common Stocks (Cost $385,815)		63,932
Warrants 0.1%
Communication Services 0.1%
iHeartMedia, Inc., Expiration Date 5/1/2039 *	8,350	117,426
Consumer Staples 0.0%
Crossmark Holdings, Inc., Expiration Date 12/31/2020 * (b)	901	9
Information Technology 0.0%
Answers Holdings, Inc., Expiration Date 4/14/2022 * (b)	6,166	0
Total Warrants (Cost $864,940)		117,435
Exchange-Traded Funds 8.0%
Invesco Senior Loan ETF	266,986	5,871,022
iShares iBoxx $ High Yield Corporate Bond ETF	66,600	5,730,264
SPDR Bloomberg Barclays High Yield Bond ETF	40,830	4,367,585
Total Exchange-Traded Funds (Cost $16,297,468)		15,968,871
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 1.65% (d) (Cost $2,970,850)	2,970,850	2,970,850
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $213,145,071)	104.2	207,452,679
Other Assets and Liabilities, Net	(4.2)	(8,295,686)
Net Assets	100.0	199,156,993

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended February 29, 2020 are as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 1.65% (d)
9,790,046	82,075,525	88,894,721	—	—	89,919	—	2,970,850	2,970,850

* Non-income producing security.
** Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of February 29, 2020.
(a) Represents unsettled loan commitments at February 29, 2020 where the rate will be determined at the time of settlement.
(b) Investment was valued using significant unobservable inputs.
(c) When-issued security.
(d) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
Prime Rate: Interest rate charged by banks to their most credit worthy customers.
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Loan Participations and Assignments	$—	$183,069,964	$—	$183,069,964
Corporate Bonds	—	5,261,627	—	5,261,627
Common Stocks (e)	62,838	—	1,094	63,932
Warrants (e)	—	117,426	9	117,435
Exchange-Traded Funds	15,968,871	—	—	15,968,871
Short-Term Investments	2,970,850	—	—	2,970,850
Total	$19,002,559	$188,449,017	$1,103	$207,452,679

During the period ended February 29, 2020, the amount of transfers between Level 2 and Level 3 was $4,438. The investments were transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity.
(e)	See Investment Portfolio for additional detailed categorizations.